STOCKHOLDERS’ EQUITY (Details)							1 Months Ended				2 Months Ended	3 Months Ended					4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 13, 2022	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 08, 2022 USD ($) shares	Apr. 05, 2021	Mar. 06, 2021 USD ($) $ / shares shares	Dec. 15, 2020	Aug. 31, 2021 $ / shares shares	Aug. 16, 2021 $ / shares shares	Mar. 17, 2021	Feb. 22, 2021 USD ($) $ / shares shares	Feb. 23, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 23, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 30, 2022 $ / shares shares	Aug. 05, 2022 shares	Aug. 09, 2021 shares	Jul. 22, 2021 shares	Feb. 16, 2021 $ / shares
Stockholders' Equity (Textual)
Issued shares			2,000,000
Gross proceeds of common stock (in Dollars) | $																$ (501,100)				$ (501,100)
Purchase agreements, description									●On March 17, 2021, the Company, entered into Securities Purchase Agreements with several institutional investors, pursuant to which the Company agreed to sell to the Investors in a private placement (i) 30,333,334 shares of its common stock (the “Shares”) and (ii) warrants (the “Warrants”) to purchase up to an aggregate of 15,166,667 shares of its common stock for gross proceeds of approximately $4,550,000. The combined purchase price for one share of common stock and associated Warrant is $0.15.
Percentage of cash fee					8.00%
Number of approved advisory board agreements with individuals				4
Term of effective date				2 years
Common stock, shares outsatnding										208,333		376,901,679						376,901,679		367,901,679					3,650,000
Shares of unvested restricted stock																				1,500,000
Restricted stock awards, description						On December 15, 2020, in terms of an employment agreement entered into with an employee, the Company granted 2,500,000 restricted shares of which 1,000,000 vested on January 1, 2021 and the remaining 1,500,000 shares vest over a period of two years. The 1,500,000 shares of unvested restricted stock which was not physically issued to the employee were not earned due to the cessation of employment with the Company.
Expense (in Dollars) | $												$ 172,766			$ 44,165			$ 298,298	$ 188,448	$ 301,064	$ 502,127
Preferred stock, authorized												25,000,000						25,000,000		25,000,000	25,000,000
Preferred stock, par value (in Dollars per share) | $ / shares												$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Warrants, description																				In terms of the Senior Secured convertible notes entered into with various noteholders as described in note 9 above, the Company issued five year warrants exercisable for a total of 28,709,182 shares of common stock at initial exercise prices ranging from $0.05 to $0.24 per share. The warrants have a cashless exercise option and an exercise limitation based on a certain beneficial ownership percentage of 4.99% which may be adjusted to 9.99%. The exercise price of the warrant is adjustable under the following conditions; i) subsequent equity sales are at a price below the exercise price of the warrant; ii) the Company issues options with an exercise price lower than the exercise price of the warrants; iii) issues convertible securities which are convertible into common stock at a price lower than the warrant exercise price; and iv) the option exercise price or rate of conversion for convertible securities results in a lower exercise price than the exercise price of the warrants.
Purchase of shares										20,000,000
Exercise price per share (in Dollars per share) | $ / shares										$ 0.15										$ 0.05		$ 0.15				$ 0.24
Stock based compensation expenses (in Dollars) | $										$ 4,327,899
Exercise price (in Dollars per share) | $ / shares					$ 0.1875
Warrants value (in Dollars) | $					$ 323,924
Warrants issued								20,000,000
Granted options to purchase shares								20,000,000
Warrants outstanding an intrinsic value (in Dollars) | $												$ 0						$ 0		$ 0	$ 0
Terminates period																				10 years
Options exercisable period										10 years
Common stock exercise price, per share (in Dollars per share) | $ / shares							$ 0.15
Options exercisable shares of common stock																									208,333
Compensation charge (in Dollars) | $										$ 6
Preferred stock issued												0						0		0	0
Preferred stock outstanding												0						0		0	0
Common stock, authorized												750,000,000						750,000,000		500,000,000
Common stock, par value (in Dollars per share) | $ / shares												$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued												376,901,679						376,901,679		367,901,679	193,637,747
Value of grant date (in Dollars) | $		$ 110,000	$ 84,000
Agreement fee (in Dollars) | $			$ 3,000
Grant value (in Dollars) | $		$ 165,000
Description of compensation service																		As compensation for the services provided under the Endorsement Agreement, Lopez or their designees are entitled to the following payments: (i) a cash endorsement fee of Three Hundred Thousand U.S. Dollars ($300,000 USD), payable as follows: (i) One Hundred Twenty-Five Thousand Dollars ($125,000) upon execution of the Endorsement Agreement, (ii) One Hundred Twenty-Five Thousand Dollars ($125,000) quarterly during the Term, beginning on the 90th day following the Effective Date, and (iii) Fifty Thousand Dollars ($50,000) on or prior to the first anniversary of the Effective Date and (ii) warrants exercisable for an aggregate of Fifteen Million (15,000,000) shares of the Common Stock at an exercise price of $0.0345 per share.
Warrant exercisable																						3,000,000
Incentive stock options												58,304,105						58,304,105		37,304,105
Amount of immediate expense (in Dollars) | $												$ 31,970						$ 31,970
Description of granted options exercisable	On September 13, 2022, the Company granted ten-year options exercisable for 200,000 shares of Common Stock, with immediate vesting, to each of its four non-executive directors, totaling options exercisable for 800,000 shares of Common Stock at an exercise price of $0.04 per share.
Intrinsic value outstanding options (in Dollars) | $												0						0		$ 0
Option expense (in Dollars) | $												$ 950,290			$ 1,196,566			$ 1,139,220	$ 1,288,174
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized																				500,000,000
Common stock, shares par value (in Dollars per share) | $ / shares																				$ 0.0001
Common stock, shares issued																				367,901,679	193,637,747
Common stock, shares outstanding																				367,901,679	193,637,747
Issued shares			2,000,000														60,186,982
Gross proceeds of common stock (in Dollars) | $																	$ 3,009,349
Restricted shares vesting, description				As compensation the Company awarded each advisory board member 2,000,000 restricted shares of common stock, the restricted shares of common stock vest as to 75% on the effective date and 25% on the anniversary date of the agreement.
Common stock, shares outsatnding																									300,000
Shares of unvested restricted stock												2,000,000								1,000,000
Exercise price per share (in Dollars per share) | $ / shares										$ 0.24
Purchase an aggregate shares					2,426,667
Exercise price (in Dollars per share) | $ / shares								$ 0.15
Value of grant date (in Dollars) | $			$ 84,000
Warrant [Member]
Stockholders' Equity (Textual)
Purchase agreements, description																				In connection with the Securities Purchase Agreements with several institutional investors, disclosed in Note 9(a) above, the Company sold warrants to purchase up to an aggregate of 15,166,667 shares of its common stock. The combined purchase price for one share of common stock and associated Warrant is $0.15. The warrants were valued at $2,028,509 using a Black Scholes valuation model and using the assumptions disclosed below.
Exercise price per share (in Dollars per share) | $ / shares																				$ 0.15
Warrant exercisable period																				5 years
Maximum [Member]
Stockholders' Equity (Textual)
Common stock, shares outsatnding																				800,000
Maximum [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares outsatnding																				100,000
Shares of Common Stock												100,000						100,000
Private Placement [Member]
Stockholders' Equity (Textual)
Purchase agreements, description					The Company also agreed to pay Wainwright (i) a management fee equal to 1.0% of the gross proceeds raised in the private placement; (ii) $35,000 for non-accountable expenses and (iii) up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses. In addition, the Company agreed to issue to Wainwright (or its designees) placement agent warrants (the “Placement Agent Warrants”) to purchase a number of shares equal to 8.0% of the aggregate number of Shares sold under the Purchase Agreement or warrants to purchase an aggregate of up to 2,426,667 shares of the Company’s common stock. The Placement Agent Warrants generally will have the same terms as the Warrants, except they will have an exercise price of $0.1875.
Options [Member]
Stockholders' Equity (Textual)
Terminates period																				10 years
2018 Stock Incentive Plan [Member]
Stockholders' Equity (Textual)
Terminates period																		10 years
2018 Stock Incentive Plan [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Shares of Common Stock												800,000						800,000
2021 Stock Incentive Plan [Member]
Stockholders' Equity (Textual)
Terminates period																		10 years
Board of Directors [Member]
Stockholders' Equity (Textual)
Common stock, shares outsatnding																								2,000,000
Board of Directors [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares outsatnding																									7,000,000
Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Incentive stock options		15,000,000
Stock option exercise price (in Dollars per share) | $ / shares		$ 0.15
Amount of immediate expense (in Dollars) | $												$ 823,854						$ 823,854
Debt Conversion Notices [Member]
Stockholders' Equity (Textual)
Aggregate shares of common stock											61,793,616
Convertible debt amount (in Dollars) | $											$ 2,259,221
Realizing a loss on conversion (in Dollars) | $											$ 5,498,820
2018 Stock Incentive Plan [Member]
Stockholders' Equity (Textual)
Purchase of shares										208,333
Grant date exercise price per share (in Dollars per share) | $ / shares										$ 0.24
Minimum [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Percentage of issued and outstanding shares																				4.99%
Maximum [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Percentage of issued and outstanding shares																				9.99%
Options [Member]
Stockholders' Equity (Textual)
Options outstanding, description																				The options outstanding have an intrinsic value of $0 as of December 31, 2021 and 2020, respectively. The option expense was $1,382,639 and $0 for the years ended December 31, 2021 and 2020.
Chief Financial Officer [Member]
Stockholders' Equity (Textual)
Purchase of shares							10,000,000
Mr Fuller [Member]
Stockholders' Equity (Textual)
Exercise price per share (in Dollars per share) | $ / shares										$ 0.24
Option expense (in Dollars) | $																				$ 45,804
Richard Rosenblum [Member]
Stockholders' Equity (Textual)
Restricted shares		2,000,000
Option expense (in Dollars) | $												$ 27,879						$ 83,636
Samad Harake [Member]
Stockholders' Equity (Textual)
Issued shares																							3,000,000
2021 Stock Incentive Plan [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Common stock, shares outsatnding																				53,000,000
Shares of Common Stock												53,000,000						53,000,000